STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 98.41%

Pharmaceutical Preps-16.57%
   AbbVie Inc.                               8,730      $   1,551,321
   Bristol-Myers Squibb Co		37,368		2,113,534
   Pfizer Inc.                              47,761          1,267,099
                                                            ---------
                                                            4,931,954

National Commercial Banks-14.22%
   Bank of America			44,380		1,950,501
   Citigroup Inc.			22,232		1,564,910
   Wells Fargo                              10,166            714,060
                                                            ---------
							4,229,471

Cigarettes-11.31%
   British American Tobacco Industries	  41,314		1,500,524
   Altria Group, Inc.				 35,673		1,865,341
                                                            ---------
								3,365,865

Petroleum Refining-10.65%
   Chevron Corp.                            12,916          1,870,753
   Valero Energy Corp                       10,569          1,295,654
                                                            ---------
                                                            3,166,407

Telephone Communications, Except
Radiotelephone-10.48%
   AT&T                                     77,649          1,768,068
   Verizon                                  33,788          1,351,182
                                                            ---------
                                                            3,119,250

Electronic Computers-5.82%
   Apple Inc.                                6,917          1,732,155

Paper Prods-4.77%
   Kimberly-Clark Corp			 10,833		1,419,556

Gold and Silver Ores-4.62%
   Newmont Corp.			36,957		1,375,540

Computer Communications Equipment-4.22%
   Cisco Systems Inc.			21,206		1,255,395



-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2024

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Canned, Frozen & Preserved Fruit, Veg-4.19%
   The Kraft Heinz Company	  40,557		1,245,505

Biolog Prod-4.08%
  Amgen Inc.				 4,659		1,214,322

Food and Kindred Products-3.74%
   Conagra Brands Inc			 40,105		1,112,914

Pipe Lines (No Natural Gas)-3.74%
   HF Sinclair Corp			31,734		1,112,277

                                                           ----------


   Total common stocks (cost $23,273,496)               $  29,280,612
							   ----------



SHORT-TERM INVESTMENTS ? 1.38%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.45%    410,903    $      410,903
                                                             --------

   Total short-term investments (cost $   410,903)            410,903
                                                             --------

Total investment securities ? 99.80% (cost $23,684,399)    29,691,515

Other assets less liabilities ?  0.20%                         58,639
                                                             --------

Net assets - 100.00%                                   $   29,750,154
                                                         ============















FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an
asset or pay to transfer a liability in an orderly transaction between market
participants at the measurement date. GAAP also establishes a framework for
measuring fair value, and a three-level hierarchy for fair
 value measurements
based upon the transparency of inputs to the valuation of an asset or
liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or
liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained
from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information
available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall
valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices
 (including quoted prices
for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's
 investments by the
above fair value hierarchy levels as of December 31, 2024:

                                    Investments         Other
                                    in                  Financial
      Level                         Securities          Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $29,280,612          $          0
         Short term investments         410,903                     0
                                    -----------          ------------
            Total Level 1:           29,691,515                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $29,691,515          $          0
                                    ===========          ============


      * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of December 31, 2024, the Fund did not own any other financial instruments.